Note 24 - Employee Benefits (Details) - Expected Future Benefit Payments of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013
Note 24 - Employee Benefits (Details) - Expected Future Benefit Payments of Defined Benefit Pension Plans: [Line Items]
2014	$ 703
2015	763
2016	776
2017	809
2018	869
2019	5,040
8,960
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Expected Future Benefit Payments of Defined Benefit Pension Plans: [Line Items]
2014	10,355
2015	11,051
2016	11,528
2017	12,016
2018	12,598
2019	70,089
$ 127,637